Pyxis Natural Resources Fund
Pyxis Natural Resources Fund
Investment Objective
The investment objective of Pyxis Natural Resources Fund (the “Fund”) is to seek growth of capital.
Fees and Expenses of the Fund

The Fund is a feeder fund that currently invests substantially all of its assets in a master fund, the Ascendant Natural Resources Master Fund (the “Master Fund”), a separate investment company managed by Ascendant Advisors, LLC (“Ascendant”) with an identical investment objective. The Fund bears the Master Fund’s expenses in proportion to its investments in the Master Fund. The Fund can set its own fund-specific expenses, transaction minimums and other requirements.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Pyxis Funds II equity funds, or at least $100,000 in Pyxis Funds II fixed income funds. More information about these and other discounts is available from your financial professional and in the “Reduced Sales Charges for Class A Shares” section on page 15 of the Fund’s Prospectus and the “Programs for Reducing or Eliminating Sales Charges” section of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Pyxis Natural Resources Fund	Class A, Pyxis Natural Resources Fund	Class C, Pyxis Natural Resources Fund	Class R, Pyxis Natural Resources Fund	Class Y, Pyxis Natural Resources Fund
Shareholder Fees Column [Text]	Class A	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as % of offering price)	5.75%	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	none	none	none	none
Maximum Contingent Deferred Sales Charge (as % of the net asset value at the time of purchase or redemption, whichever is lower)	none	1.00%	none	none
Exchange Fee (as % of amount exchanged within two months or less after date of purchase)	2.00%	2.00%	2.00%	2.00%
Redemption Fee (as % of amount redeemed within two months or less after date of purchase)	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses		Pyxis Natural Resources Fund	Pyxis Natural Resources Fund Class A, Pyxis Natural Resources Fund	Pyxis Natural Resources Fund Class C, Pyxis Natural Resources Fund	Pyxis Natural Resources Fund Class R, Pyxis Natural Resources Fund	Pyxis Natural Resources Fund Class Y, Pyxis Natural Resources Fund
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as % of the value of your investment)
Operating Expenses Column [Text]			Class A	Class C	Class R	Class Y
Management Fees	[2]		1.35%	1.35%	1.35%	1.35%
Distribution and Service (12b-1) Fees			0.35%	1.00%	0.50%	none
Other Expenses	[3]		0.77%	0.77%	0.77%	0.77%
Total Annual Fund Operating Expenses	[4]		2.47%	3.12%	2.62%	2.12%
[1]	The Fund invests in securities through an underlying master fund. This table and the example below reflect the direct expenses of the Fund and its allocated share of the underlying master fund.
[2]	Management Fees includes a 0.30% advisory fee and a 0.20% administration fee to be paid to Pyxis and a 0.85% management fee paid to Ascendant, the adviser to the Master Fund.
[3]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[4]	Pyxis and Ascendant have agreed to voluntarily waive their respective management fees pro rata in order that total expenses as a percentage of net assets will not exceed 2.25% for the A Shares, 2.90% for the Class C Shares, 2.40% for the Class R Shares and 1.90% for the Class Y Shares.

Expense Example
This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Pyxis Natural Resources Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years
Class A, Pyxis Natural Resources Fund	Class A:	811	1,300
Class C, Pyxis Natural Resources Fund	Class C: if you sold all your shares at the end of the period	415	963	Class C: if you did not sell your shares	315	963
Class R, Pyxis Natural Resources Fund	Class R:	265	814
Class Y, Pyxis Natural Resources Fund	Class Y:	215	664

Portfolio Turnover
The Fund and the Master Fund pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. Since the Fund and the Master Fund have not begun operations yet, they have not yet reported a portfolio turnover rate as of the date of this Prospectus.
Principal Investment Strategies

The Fund pursues its investment objective through a “master-feeder” arrangement. The Fund invests substantially all of its assets in the Master Fund, a separate investment company managed by Ascendant with the same investment objective, investment policies, and risks as the Fund.

The Adviser has a fiduciary duty to the shareholders of the Fund to perform its duties in a manner that is most beneficial to the shareholders. Pyxis, in its role as the Adviser of the Fund, has the ability and obligation to continually monitor the Fund’s investment in the Master Fund. It the Adviser deems it to be in the best interests of the Fund, it may, with 60 days notice, liquidate the Fund’s position in the Master Fund. Some reasons the Adviser may consider liquidating its investment may include but are not limited to: poor performance over a significant period of time, Ascendant’s failure to adhere to the investment objectives and strategies stated in this Prospectus, or Ascendant’s disregard for regulations governing open-end mutual funds.

Under normal market conditions, the Master Fund invests at least 80% of its assets in the common stock of natural resource companies. The Master Fund and the Fund define natural resource companies as those in businesses that are primarily related to (i.e. have a majority of their assets in, or revenues or profits from) oil, gas, metals, forest products, agriculture, chemicals, commodities or other natural resources, including mining, refining or processing. The Master Fund invests without restriction as to issuer capitalization or country.

Ascendant, the investment adviser of the Master Fund, selects natural resource common stocks from the stocks listed on the major U.S. exchanges with, generally, at least five years of historical financial data, including American depositary receipts (“ADRs”) representing common stocks of foreign issuers. Ascendant’s selection process is primarily based on a bottom up, quantitative process utilizing a broad array of technical and fundamental data items developed through 40 years of proprietary research and statistical analysis and two years of experience managing a separate managed account portfolio that invests in the common stock of issuers in the natural resources industry. These data items consider fundamental measures including: stock valuation based on price to earnings ratio, balance sheet leverage, and relative-to-industry earnings. Based on this analysis, companies and industries are ranked based on prospects for relative price performance over various time horizons. Ascendant also evaluates the most attractive common stocks using qualitative considerations, such as the experience of a company’s management, to select securities.

Ascendant may sell a security based on its performance, new research or when the underlying investment thesis has deteriorated.

To the extent that the Fund invests substantially all of its assets in the Master Fund, Pyxis will continually monitor the investments of the Master Fund to be sure such investments continue to be appropriate for the Fund and will consider other investment options, as necessary. The Board has considered that the aggregate of the fees, on a net basis, charged by the Fund and the Master Fund would be the same as if the Fund were invested directly in the securities held by the Master Fund. The Master Fund is a new mutual fund and has a limited operating history.

The Fund is non-diversified as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), but the Master Fund in which it invests is diversified, and therefore the Fund will operate as a diversified fund for so long as the Fund invests in the Master Fund, the Master Fund continues to operate as a diversified fund, or until the Fund may no longer be designated as non-diversified by operation of law. The Fund is not intended to be a complete investment program.

Principal Risks of Investing in the Master Fund

When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. Because the Fund invests substantially all its assets in the Master Fund, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through the Master Fund, which include those outlined in the following brief summary of principal risks. No assurance can be given that the Fund will achieve its investment objective, and investment results may vary substantially over time and from period to period. An investment in the Fund is not appropriate for all investors.

Equity Market Risk. Equity markets can be volatile. In other words, the prices of common stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Issuer-Specific Risk. The value of a specific common stock can be more volatile than the market as a whole and can perform differently from the market as a whole.

Small- and Medium-Cap Company Risk. The value of small or medium capitalization company common stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Foreign Risk. Changes in foreign economies and political climates are more likely to affect the Master Fund than a mutual fund that invests exclusively in U.S. companies. The values of foreign issuer common stocks and ADRs may be affected by changes in exchange control regulations, application of foreign tax laws, changes in governmental administration or economic or monetary policy.

Non-Diversification Risk is the risk that an investment in the Fund could fluctuate in value more than an investment in a diversified fund. As a non-diversified fund for purposes of the Investment Company Act of 1940 (the “1940 Act”), the Fund may invest a larger portion of its assets in the securities of a few issuers than a diversified fund. A non-diversified fund’s investment in fewer issuers may result in the Fund’s shares being more sensitive to the economic results of those issuers. Even though the Fund is non-diversified, the Master Fund in which it invests is diversified, and therefore the Fund will operate as a diversified fund for so long as the Fund invests in the Master Fund, the Master Fund continues to operate as a diversified fund, or until the Fund may no longer be designated as non-diversified by operation of law.

Limited History of Operations Risk. The Fund and the Master Fund are each new mutual funds and have a limited history of operation.

No History of Mutual Fund Management Risk. The Master Fund’s adviser, Ascendant, has not previously managed a mutual fund.

Natural Resources Risk. The Master Fund’s exposure to companies primarily engaged in the natural resource markets may subject the Master Fund to greater volatility than investments in a wider variety of industries. Natural resource companies may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

Management Risk. Ascendant’s and the Adviser’s judgments about the attractiveness and potential appreciation of a common stock may prove to be inaccurate and may not produce the desired results.

Master-Feeder Structure Risk is the risk that the Fund’s performance may suffer as a result of large cash inflows and outflows of the Master Fund in which the Fund invests. Additionally, the adviser of the Master Fund has not previously managed a mutual fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

Performance
This section would normally include a bar chart and a table showing how the Fund has performed and how its performance has varied from year to year. Because the Fund commenced operations on or following the date of this Prospectus, the bar chart and table are not shown. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.